SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed Telephony and Data services
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized	$ 1,937	$ 1,338	$ 2,032